ISSUANCE OF UNITS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Feb. 06, 2013
Public Offerings [Abstract]
Completion of Public Offering, Date	Feb. 06, 2013
Number of public offering, common units	4,500,000
Price of public offering, per unit	$ 14.15
Gross proceeds from the issuance of common units	$ 63,675
Offering costs	195
Net proceeds from the issuance of common units	60,645
Number of public offering, general partner units	91,837
Net proceeds from the issuance of general partner units	1,299
Additional common units, exercise of overallotment option	675,000
Gross proceeds from the issuance of additional common units	9,551
Net proceeds from the issuance of additional common units	9,126
Additional general partner units, exersise of overallotment option	13,776
Net proceeds from the issuance of additional general partner units	$ 195